Note 9 - Capital Lease Obligations	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

9. Capital Lease Obligations

Our capital lease obligation consists of a lease on equipment. Our scheduled principal maturities relating to this capital lease obligation at December 31, 2012 is approximately $5,000 in 2013.